RELATED PARTY TRANSACTIONS (Details - Schedule of related parties)	12 Months Ended
Mar. 31, 2022
Ms Fan Zhou [Member]
Related Party Transaction [Line Items]
Name of related party	Ms. Fan Zhou
Relationship to the Company	Controlling shareholder of the Company
Langton [Member]
Related Party Transaction [Line Items]
Name of related party	China Youth Langton (Canada) Education Technology Co. Ltd. (“Langton”)
Relationship to the Company	Related due to Ms. Fan Zhou and her immediate family member were directors of Langton before June 2021
Express [Member]
Related Party Transaction [Line Items]
Name of related party	PrideMax Express (“Express”)
Relationship to the Company	Controlled by spouse of the general manager of Farvision Development
Medical [Member]
Related Party Transaction [Line Items]
Name of related party	PrideMax Medical Supplies Inc.(“Medical”)
Relationship to the Company	The general manager of Farvision Development was formally the sole director of Medical until June 1, 2020.
Jason Wang [Member]
Related Party Transaction [Line Items]
Name of related party	Jason Wang
Relationship to the Company	General manager of Farvision Development
Kelly Xu [Member]
Related Party Transaction [Line Items]
Name of related party	Kelly Xu
Relationship to the Company	Operation manager and minority shareholder of Lowell
Rusheng Wu [Member]
Related Party Transaction [Line Items]
Name of related party	Rusheng Wu
Relationship to the Company	Principal of Toronto ESchool and spouse of the minority shareholder of Toronto ESchool